TrueShares ESG Active Opportunities ETF
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Apparel - 1.8%
NIKE, Inc. - Class B	785	$96,272

Auto Manufacturers - 3.4%
Tesla, Inc. (a)	889	184,432

Banks - 2.8%
JPMorgan Chase & Co.	706	91,998
Truist Financial Corp.	1,726	58,857
		150,855
Beverages - 1.7%
PepsiCo, Inc.	496	90,421

Biotechnology - 1.4%
Amgen, Inc.	143	34,570
Gilead Sciences, Inc.	466	38,664
		73,234
Chemicals - 1.4%
International Flavors & Fragrances, Inc.	823	75,683

Commercial Services - 3.4%
Block, Inc. (a)	632	43,387
Moody's Corp.	150	45,903
PayPal Holdings, Inc. (a)	437	33,186
S&P Global, Inc.	181	62,403
		184,879
Computers - 3.3%
Apple, Inc.	1,069	176,278

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	341	25,626

Distribution & Wholesale - 3.9%
WW Grainger, Inc.	308	212,153

Diversified Financial Services - 5.9%
American Express Co.	890	146,805
BlackRock, Inc.	105	70,258
Mastercard, Inc. - Class A	279	101,391
		318,454
Electric - 0.9%
Eversource Energy	644	50,399

Energy, Alternate Sources - 3.3%
Enphase Energy, Inc. (a)	854	179,579

Food - 2.6%
Sysco Corp.	1,846	142,567

Healthcare Products - 3.7%
Abbott Laboratories	984	99,640
Thermo Fisher Scientific, Inc.	173	99,712
		199,352
Healthcare Services - 1.5%
UnitedHealth Group, Inc.	170	80,340

Insurance - 1.8%
The Allstate Corp.	861	95,407

Internet - 8.4%
Alphabet, Inc. - Class A (a)	1,442	149,580
Amazon.com, Inc. (a)	797	82,322
Booking Holdings, Inc. (a)	39	103,444
Netflix, Inc. (a)	119	41,112
Uber Technologies, Inc. (a)	2,351	74,527
		450,985
Machinery Diversified - 3.5%
Rockwell Automation, Inc.	633	185,754

Media - 1.6%
The Walt Disney Co. (a)	833	83,408

Miscellaneous Manufacturing - 1.7%
Illinois Tool Works, Inc.	365	88,859

Pharmaceuticals - 7.4%
AbbVie, Inc.	584	93,072
AmerisourceBergen Corp.	847	135,614
Cardinal Health, Inc.	988	74,594
Johnson & Johnson	205	31,775
Merck & Co., Inc.	347	36,917
Zoetis, Inc.	150	24,966
		396,938
Real Estate - 0.4%
CBRE Group, Inc. - Class A (a)	331	24,100

Retail - 7.8%
Costco Wholesale Corp.	298	148,067
Starbucks Corp.	976	101,631
Target Corp.	336	55,652
The Home Depot, Inc.	181	53,417
Tractor Supply Co.	260	61,110
		419,877
Semiconductors - 8.0%
Advanced Micro Devices, Inc. (a)	728	71,351
Lam Research Corp.	150	79,518
NVIDIA Corp.	780	216,661
QUALCOMM, Inc.	508	64,811
		432,341
Software - 9.7%
Adobe, Inc. (a)	189	72,835
Electronic Arts, Inc.	510	61,430
Intuit, Inc.	143	63,754
Microsoft Corp.	678	195,467
MSCI, Inc.	206	115,296
Zoom Video Communications, Inc. - Class A (a)	190	14,030
		522,812
Telecommunications - 1.7%
AT&T, Inc.	2,221	42,754
Verizon Communications, Inc.	1,226	47,679
		90,433
Transportation - 1.5%
Expeditors International of Washington, Inc.	717	78,956
TOTAL COMMON STOCKS (Cost $4,416,490)		5,110,394

REAL ESTATE INVESTMENTS TRUSTS - 3.6%
AvalonBay Communities, Inc.	435	73,106
Prologis, Inc.	946	118,033
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $195,108)		191,139

MONEY MARKETS FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 4.72% (b)	77,138	77,138
TOTAL MONEY MARKETS FUNDS (Cost $77,138)		77,138

TOTAL INVESTMENTS (Cost $4,688,736) - 100.0%		5,378,671
Other assets and liabilities, net - 0.0% (c)		1,751
TOTAL NET ASSETS - 100.0%		$5,380,422

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the seven day yield at period end.
(c)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,110,394	$-	$-	$5,110,394
Real Estate Investment Trusts	191,139	-	-	191,139
Money Market Funds	77,138	-	-	77,138
Total Investments - Assets	$5,378,671	$-	$-	$5,378,671

*See Schedule of Investments for industry classifications.